Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2055 Fund
June 30, 2022
Z55-NPRT1-0822
1.9884250.105
Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	210,099	2,212,338
Fidelity Series Commodity Strategy Fund (a)	62,943	304,016
Fidelity Series Large Cap Growth Index Fund (a)	102,973	1,424,111
Fidelity Series Large Cap Stock Fund (a)	95,374	1,561,278
Fidelity Series Large Cap Value Index Fund (a)	221,886	2,991,024
Fidelity Series Small Cap Opportunities Fund (a)	65,814	743,699
Fidelity Series Value Discovery Fund (a)	76,375	1,113,548
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,969,608)		10,350,014

International Equity Funds - 42.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	48,750	650,324
Fidelity Series Emerging Markets Fund (a)	37,793	311,415
Fidelity Series Emerging Markets Opportunities Fund (a)	171,394	2,804,010
Fidelity Series International Growth Fund (a)	97,760	1,367,666
Fidelity Series International Index Fund (a)	57,666	571,466
Fidelity Series International Small Cap Fund (a)	27,527	412,907
Fidelity Series International Value Fund (a)	140,519	1,347,578
Fidelity Series Overseas Fund (a)	130,618	1,364,958
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,288,942)		8,830,324

Bond Funds - 7.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,437	20,961
Fidelity Series Corporate Bond Fund (a)	16	145
Fidelity Series Emerging Markets Debt Fund (a)	3,903	28,412
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,170	9,709
Fidelity Series Floating Rate High Income Fund (a)	2,458	21,283
Fidelity Series Government Bond Index Fund (a)	23	217
Fidelity Series High Income Fund (a)	8	63
Fidelity Series International Credit Fund (a)	4	35
Fidelity Series Investment Grade Bond Fund (a)	19	200
Fidelity Series Investment Grade Securitized Fund (a)	22	206
Fidelity Series Long-Term Treasury Bond Index Fund (a)	215,390	1,434,500
Fidelity Series Real Estate Income Fund (a)	6,887	71,281
TOTAL BOND FUNDS (Cost $1,592,946)		1,587,012

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $21,851,496)	20,767,350
NET OTHER ASSETS (LIABILITIES) - 0.0%	1
NET ASSETS - 100.0%	20,767,351

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	348	21,817	256	-	(17)	(931)	20,961
Fidelity Series Blue Chip Growth Fund	37,181	2,375,498	27,646	-	(6,727)	(165,968)	2,212,338
Fidelity Series Canada Fund	11,461	704,471	13,668	-	(1,047)	(50,893)	650,324
Fidelity Series Commodity Strategy Fund	5,206	351,960	11,608	-	(552)	(40,990)	304,016
Fidelity Series Corporate Bond Fund	382	13,046	13,263	14	(21)	1	145
Fidelity Series Emerging Markets Debt Fund	1,760	45,436	17,086	124	(404)	(1,294)	28,412
Fidelity Series Emerging Markets Debt Local Currency Fund	577	15,438	6,017	-	(131)	(158)	9,709
Fidelity Series Emerging Markets Fund	4,905	324,524	6,628	-	(758)	(10,628)	311,415
Fidelity Series Emerging Markets Opportunities Fund	44,999	2,903,906	33,626	-	(5,281)	(105,988)	2,804,010
Fidelity Series Floating Rate High Income Fund	346	21,876	258	65	(8)	(673)	21,283
Fidelity Series Government Bond Index Fund	556	20,591	21,068	11	131	7	217
Fidelity Series High Income Fund	2,107	23,489	25,533	37	(69)	69	63
Fidelity Series International Credit Fund	39	-	-	-	-	(4)	35
Fidelity Series International Growth Fund	22,922	1,432,860	24,360	-	(3,551)	(60,205)	1,367,666
Fidelity Series International Index Fund	9,734	605,299	12,023	-	(1,523)	(30,021)	571,466
Fidelity Series International Small Cap Fund	7,148	442,705	9,351	-	(1,593)	(26,002)	412,907
Fidelity Series International Value Fund	23,144	1,453,876	25,052	-	(2,580)	(101,810)	1,347,578
Fidelity Series Investment Grade Bond Fund	587	21,335	21,798	19	72	4	200
Fidelity Series Investment Grade Securitized Fund	397	13,899	14,195	9	101	4	206
Fidelity Series Large Cap Growth Index Fund	23,448	1,497,162	30,336	9,363	(4,463)	(61,700)	1,424,111
Fidelity Series Large Cap Stock Fund	26,136	1,661,178	21,618	-	(2,384)	(102,034)	1,561,278
Fidelity Series Large Cap Value Index Fund	50,072	3,155,652	44,468	-	(4,877)	(165,355)	2,991,024
Fidelity Series Long-Term Treasury Bond Index Fund	18,674	1,489,340	68,642	2,352	(6,027)	1,155	1,434,500
Fidelity Series Overseas Fund	23,045	1,435,371	17,310	-	(2,985)	(73,163)	1,364,958
Fidelity Series Real Estate Income Fund	1,232	73,865	1,177	190	(71)	(2,568)	71,281
Fidelity Series Small Cap Opportunities Fund	12,576	796,913	9,682	-	(1,534)	(54,574)	743,699
Fidelity Series Value Discovery Fund	18,500	1,160,111	20,704	-	(2,125)	(42,234)	1,113,548
	347,482	22,061,618	497,373	12,184	(48,424)	(1,095,953)	20,767,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.